OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield:	0.00%	0.00%
Estimated fair value of the Company’s common stock (in Dollars per share)			$ 1.40
Estimated forfeiture rate	0.00%	0.00%
Minimum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	118.56%	119.43%
Risk free rate:	1.19%	0.48%
Expected life:	7 years	7 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 1.42	$ 2.21
Maximum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	130.30%	129.88%
Risk free rate:	2.37%	2.53%
Expected life:	10 years	10 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 3.99	$ 2.50